20. Payroll, Social Charges and Accruals (Tables)	12 Months Ended
Dec. 31, 2018
Payroll Social Charges And Accruals Tables Abstract
Payroll, Social Charges and Accruals

	12.31.2018	12.31.2017
Social security liabilities
Taxes and social contribution	54,653	49,748
Social security charges on paid vacation and 13th salary	30,010	32,686
	84,663	82,434
Labor liabilities
Payroll, net	1,308	1,796
Vacation	101,327	106,450
Provisions for profit sharing	91,526	68,817
Voluntary retirement program	5,349	38,642
Other liabilities	6	15,828
	199,516	231,533
	284,179	313,967